Condensed Consolidated Statements of Financial Position (Unaudited) - Parenthetical - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Preferred Stock, Par or Stated Value Per Share	$ 100	$ 100
Preferred Stock, Shares Authorized	6,000	6,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Voting Common Stock
Common Stock, Par or Stated Value Per Share	$ 100	$ 100
Common Stock, Shares Authorized	2,000	2,000
Common Stock, Shares, Issued	1,700	1,700
Common Stock, Shares, Outstanding	1,700	1,700
Nonvoting Common Stock
Common Stock, Shares Authorized	198,000	198,000
Common Stock, Shares, Issued	168,300	168,300
Common Stock, Shares, Outstanding	168,300	168,300